Note 3 - Acquisitions (Details Textual) $ in Thousands		12 Months Ended
	Jul. 05, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Number of Businesses Acquired		12	10
Business Combination, Acquisition Related Costs		$ 11,747	$ 6,247
Business Acquisition, Goodwill, Expected Tax Deductible Amount		379,486	17,531
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		196,480
Finland Residential Property Management Business [Member]
Disposal Group, Including Discontinued Operation, Assets, Total		17,713
Gain (Loss) on Disposition of Business		98
Harrison Street Real Estate Capital [Member]
Number of Businesses Acquired	1
Business Acquisition, Percentage of Voting Interests Acquired	75.00%
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		61,465
Acquisitions after December 31, 2008 [Member]
Business Combination, Contingent Consideration, Liability, Total		93,865
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, Low		175,870
Business Combination, Contingent Consideration Arrangements, Range of Outcomes, Value, High		206,906
Contingent Consideration Paid		19,946	$ 11,187
Acquisitions after December 31, 2008 [Member] | Contingent Consideration, Compensation Element [Member]
Business Combination, Contingent Consideration, Liability, Total		15,161
Finland Residential Property Management Business [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		45,364
Other Acquisitions [Member]
Business Combination, Pro Forma Information, Revenue of Acquiree since Acquisition Date, Actual		$ 89,651
Americas [Member]
Number of Businesses Acquired		5
EMEA [Member]
Number of Businesses Acquired		4
Asia Pacific [Member]
Number of Businesses Acquired		2